Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q1PH

Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 15
Franklin LifeSmart
™
Retirement Income Fund 17
Franklin LifeSmart
™
2020 Retirement Target Fund 19
Franklin LifeSmart
™
2025 Retirement Target Fund 21
Franklin LifeSmart
™
2030 Retirement Target Fund 22
Franklin LifeSmart
™
2035 Retirement Target Fund 24
Franklin LifeSmart
™
2040 Retirement Target Fund 26
Franklin LifeSmart
™
2045 Retirement Target Fund 28
Franklin LifeSmart
™
2050 Retirement Target Fund 30
Franklin LifeSmart
™
2055 Retirement Target Fund 32
Franklin LifeSmart
™
2060 Retirement Target Fund 33
Franklin Moderate Allocation Fund 34
Notes to Schedules of Investments 35

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 297,351 $ 6,298,846
Domestic Equity 32.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,341,683 52,151,205
a
Franklin Growth Fund, Class R6 ........................................ 767,683 104,573,762
a
Franklin LibertyQ U.S. Equity ETF ....................................... 538,428 24,175,417
a
Franklin U.S. Core Equity (IU) Fund ..................................... 14,075,783 201,424,451
Vanguard S&P 500 ETF .............................................. 48,461 20,119,553
402,444,388
Domestic Fixed Income 52.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,498,098 37,534,590
a
Franklin Liberty High Yield Corporate ETF ................................. 1,975,858 48,823,451
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,291,314 30,604,142
a
Franklin Liberty Senior Loan ETF ....................................... 990,307 24,435,825
a
Franklin Liberty U.S. Core Bond ETF ..................................... 10,195,966 238,822,151
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,161,212 49,005,266
Schwab U.S. TIPS ETF ............................................... 803,400 48,774,414
a
Western Asset Core Plus Bond Fund, Class IS ............................. 12,464,615 134,617,847
a
Western Asset Short-Term Bond Fund, Class IS ............................ 13,189,957 49,330,439
661,948,125
Foreign Equity 9.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,474,233 15,567,896
a
Franklin International Core Equity (IU) Fund ............................... 5,021,580 57,748,164
a
Franklin International Growth Fund, Class R6 .............................. 486,132 8,813,569
iShares Core MSCI EAFE ETF ......................................... 126,715 8,807,959
a
Templeton Developing Markets Trust, Class R6 ............................. 798,313 15,535,164
a
Templeton Foreign Fund, Class R6 ...................................... 1,880,335 13,218,758
119,691,510
Foreign Fixed Income 2.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 1,067,816 25,333,935
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,125,721,290) ..............................................................
1,215,716,804
a a a a
Short Term Investments 2.9%
a
Money Market Funds 2.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 35,975,542 35,975,542
Total Money Market Funds (Cost $35,975,542) ..................................
35,975,542

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value $158,893)
BNP Paribas Securities Corp. (Maturity Value $92,032)
Deutsche Bank Securities, Inc. (Maturity Value $7,959)
HSBC Securities (USA), Inc. (Maturity Value $58,902)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 10/20/40 - 2/20/52
and U.S. Treasury Notes, 0.13% - 2.63%, 6/30/23 (valued at $162,149) ......... $ 158,892 $ 158,892
Total Repurchase Agreements (Cost $158,892) ..................................
158,892
Total Short Term Investments (Cost $36,134,434 ) ................................
36,134,434
a
Total Investments (Cost $1,161,855,724) 100.0% ................................
$1,251,851,238
Other Assets, less Liabilities (0.0)%
†
...........................................
(214,399)
Net Assets 100.0% ...........................................................
$1,251,636,839
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds 100.1%
Domestic Equity 75.8%
a
Franklin Growth Fund, Class R6 ........................................ 1,851,551 $ 252,218,253
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,131,173 234,485,378
a
Franklin Mutual Shares Fund, Class R6 ................................... 9,576,904 257,522,956
744,226,587
Foreign Equity 24.3%
a
Templeton Growth Fund, Inc., Class R6 ................................... 10,048,651 238,454,496
Total Investments In Underlying Funds (Cost $642,828,026) ......................
982,681,083
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 656,726 656,726
Total Money Market Funds (Cost $656,726) .....................................
656,726
Total Short Term Investments (Cost $656,726 ) ..................................
656,726
a
Total Investments (Cost $643,484,752) 100.2% ..................................
$983,337,809
Other Assets, less Liabilities (0.2)% ...........................................
(1,213,929)
Net Assets 100.0% ...........................................................
$982,123,880
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 61.3%
Aerospace & Defense 0.7%
Raytheon Technologies Corp. ............................ United States 234,000 $ 23,182,380
Air Freight & Logistics 0.8%
Deutsche Post AG ..................................... Germany 260,000 12,417,173
United Parcel Service, Inc., B ............................ United States 64,600 13,854,116
26,271,289
Automobiles 0.9%
Mercedes-Benz Group AG .............................. Germany 115,000 8,072,894
Toyota Motor Corp. .................................... Japan 1,137,000 20,511,738
28,584,632
Banks 4.7%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 2,970,000 16,960,793
Bank of America Corp. ................................. United States 530,600 21,871,332
Citigroup, Inc. ........................................ United States 207,100 11,059,140
Commonwealth Bank of Australia ......................... Australia 175,000 13,782,586
HSBC Holdings plc .................................... United Kingdom 1,470,000 10,041,697
JPMorgan Chase & Co. ................................. United States 275,300 37,528,896
Royal Bank of Canada ................................. Canada 118,000 12,990,618
US Bancorp ......................................... United States 419,000 22,269,850
146,504,912
Beverages 0.8%
Coca-Cola Co. (The) ................................... United States 101,400 6,286,800
Constellation Brands, Inc., A ............................. United States 32,300 7,439,336
PepsiCo, Inc. ........................................ United States 75,500 12,637,190
26,363,326
Biotechnology 1.2%
AbbVie, Inc. ......................................... United States 234,000 37,933,740
Building Products 0.2%
Trane Technologies plc ................................. United States 50,300 7,680,810
Capital Markets 1.3%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 3,843,637
Morgan Stanley ....................................... United States 244,600 21,378,040
S&P Global, Inc. ...................................... United States 33,700 13,823,066
39,044,743
Chemicals 0.8%
BASF SE ........................................... Germany 177,000 10,101,091
Linde plc ............................................ United Kingdom 44,000 14,054,920
24,156,011
Communications Equipment 0.2%
Cisco Systems, Inc. ................................... United States 112,500 6,273,000
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 311,500 15,867,810
Electric Utilities 1.9%
Duke Energy Corp. .................................... United States 214,000 23,895,240
Iberdrola SA ......................................... Spain 1,083,766 11,847,148
NextEra Energy, Inc. ................................... United States 132,000 11,181,720
Southern Co. (The) .................................... United States 184,000 13,341,840
60,265,948

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.4%
Mitsubishi Electric Corp. ................................ Japan 1,132,600 $ 12,991,224
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. ................................... Switzerland 93,000 12,181,140
Entertainment 0.9%
Electronic Arts, Inc. .................................... United States 87,000 11,006,370
Nintendo Co. Ltd. ..................................... Japan 32,100 16,204,859
27,211,229
Equity Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp. .................................. United States 61,500 15,450,030
Prologis, Inc. ......................................... United States 136,000 21,961,280
37,411,310
Food & Staples Retailing 0.3%
Walmart, Inc. ........................................ United States 54,200 8,071,464
Food Products 0.9%
Mondelez International, Inc., A ............................ United States 148,500 9,322,830
Nestle SA ........................................... Switzerland 137,641 17,895,899
27,218,729
Health Care Equipment & Supplies 0.6%
Medtronic plc ........................................ United States 153,900 17,075,205
Health Care Providers & Services 1.3%
Anthem, Inc. ......................................... United States 31,900 15,669,918
UnitedHealth Group, Inc. ................................ United States 48,700 24,835,539
40,505,457
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ..................................... United States 53,000 13,105,840
Household Durables 0.7%
Sony Group Corp. ..................................... Japan 206,600 21,256,742
Household Products 0.9%
Procter & Gamble Co. (The) ............................. United States 180,000 27,504,000
Industrial Conglomerates 1.6%
Hitachi Ltd. .......................................... Japan 284,000 14,214,305
Honeywell International, Inc. ............................. United States 110,500 21,501,090
Siemens AG ......................................... Germany 95,697 13,252,705
48,968,100
Insurance 1.9%
AIA Group Ltd. ....................................... Hong Kong 897,000 9,366,431
Allianz SE ........................................... Germany 25,000 5,971,014
MetLife, Inc. ......................................... United States 273,300 19,207,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 38,000 10,160,286
Sun Life Financial, Inc. ................................. Canada 253,000 14,124,695
58,829,950
Interactive Media & Services 2.3%
a
Alphabet, Inc., A ...................................... United States 15,000 41,720,250
a
Meta Platforms, Inc., A ................................. United States 82,000 18,233,520
Tencent Holdings Ltd. .................................. China 230,000 10,601,767
70,555,537
Internet & Direct Marketing Retail 1.5%
a
Amazon.com, Inc. ..................................... United States 13,000 42,379,350

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a
JD.com, Inc., A ....................................... China 10,952 $ 311,202
a
Pinduoduo , Inc., ADR .................................. China 125,000 5,013,750
47,704,302
IT Services 1.6%
Cognizant Technology Solutions Corp., A .................... United States 145,900 13,082,853
Fujitsu Ltd. .......................................... Japan 92,000 13,785,666
Mastercard , Inc., A .................................... United States 28,000 10,006,640
Visa, Inc., A .......................................... United States 54,000 11,975,580
48,850,739
Life Sciences Tools & Services 0.8%
Danaher Corp. ....................................... United States 46,000 13,493,180
a
Illumina, Inc. ......................................... United States 29,000 10,132,600
23,625,780
Machinery 1.4%
a
Daimler Truck Holding AG ............................... Germany 57,500 1,594,978
Deere & Co. ......................................... United States 54,000 22,434,840
Stanley Black & Decker, Inc. ............................. United States 68,300 9,547,657
Volvo AB, B .......................................... Sweden 490,000 9,138,886
42,716,361
Marine 0.5%
AP Moller - Maersk A/S, B ............................... Denmark 5,655 16,995,596
Media 0.3%
Comcast Corp., A ..................................... United States 217,700 10,192,714
Metals & Mining 2.9%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 12,849,430
BHP Group Ltd. ...................................... Australia 665,000 25,789,964
Fortescue Metals Group Ltd. ............................. Australia 615,000 9,454,317
Newmont Corp. ....................................... United States 220,000 17,479,000
Rio Tinto plc ......................................... Australia 322,000 25,744,753
91,317,464
Multiline Retail 0.8%
a
Dollar Tree, Inc. ...................................... United States 60,000 9,609,000
Target Corp. ......................................... United States 78,000 16,553,160
26,162,160
Multi-Utilities 0.8%
Dominion Energy, Inc. .................................. United States 150,000 12,745,500
RWE AG ............................................ Germany 275,000 11,975,818
24,721,318
Oil, Gas & Consumable Fuels 3.3%
Canadian Natural Resources Ltd. ......................... Canada 385,000 23,837,513
Chevron Corp. ....................................... United States 192,000 31,263,360
Eni SpA ............................................ Italy 1,850,000 26,982,626
TotalEnergies SE ..................................... France 410,000 20,748,630
102,832,129
Personal Products 0.5%
Unilever plc .......................................... United Kingdom 307,000 13,939,718
Pharmaceuticals 4.1%
AstraZeneca plc ...................................... United Kingdom 297,000 39,389,073
Bristol-Myers Squibb Co. ................................ United States 216,000 15,774,480

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Eisai Co. Ltd. ........................................ Japan 198,000 $ 9,174,194
Eli Lilly & Co. ........................................ United States 800 229,096
Johnson & Johnson ................................... United States 100,000 17,723,000
Novo Nordisk A/S, B ................................... Denmark 157,000 17,416,425
Pfizer, Inc. ........................................... United States 305,000 15,789,850
Takeda Pharmaceutical Co. Ltd. .......................... Japan 399,500 11,384,046
126,880,164
Road & Rail 1.2%
Canadian National Railway Co. ........................... Canada 95,000 12,742,652
Union Pacific Corp. .................................... United States 87,000 23,769,270
36,511,922
Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc. ................................... United States 100,000 16,518,000
Applied Materials, Inc. .................................. United States 93,000 12,257,400
Broadcom, Inc. ....................................... United States 24,600 15,490,128
Lam Research Corp. ................................... United States 9,400 5,053,534
NVIDIA Corp. ........................................ United States 32,500 8,867,950
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 250,000 26,065,000
Texas Instruments, Inc. ................................. United States 158,100 29,008,188
Tokyo Electron Ltd. .................................... Japan 39,500 20,288,166
133,548,366
Software 4.0%
a
Adobe, Inc. .......................................... United States 25,000 11,390,500
Intuit, Inc. ........................................... United States 27,000 12,982,680
Microsoft Corp. ....................................... United States 146,400 45,136,584
Oracle Corp. ......................................... United States 129,000 10,672,170
a
salesforce.com, Inc. ................................... United States 47,000 9,979,040
a
ServiceNow , Inc. ...................................... United States 15,000 8,353,350
a
Synopsys, Inc. ....................................... United States 36,100 12,031,047
a
Workday, Inc., A ...................................... United States 51,000 12,212,460
122,757,831
Specialty Retail 2.2%
Home Depot, Inc. (The) ................................. United States 39,000 11,673,870
Lowe's Cos., Inc. ...................................... United States 63,900 12,919,941
a
O'Reilly Automotive, Inc. ................................ United States 20,000 13,699,200
TJX Cos., Inc. (The) ................................... United States 232,700 14,096,966
Tractor Supply Co. .................................... United States 69,300 16,172,541
68,562,518
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc. .......................................... United States 250,000 43,652,500
Samsung Electronics Co. Ltd. ............................ South Korea 200,000 11,419,582
55,072,082
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., B ......................................... United States 95,000 12,783,200
Trading Companies & Distributors 0.7%
ITOCHU Corp. ....................................... Japan 625,600 21,164,128
Wireless Telecommunication Services 0.4%
KDDI Corp. .......................................... Japan 418,300 13,716,343
Total Common Stocks (Cost $1,697,220,120) ....................................
1,905,069,363

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 8.5%
Capital Markets 8.5%
iShares Core MSCI Emerging Markets ETF .................. United States 1,600,000 $ 88,880,000
iShares J.P. Morgan USD Emerging Markets Bond ETF ......... United States 280,000 27,372,800
b
Templeton Global Bond Fund, Class R6 .................... United States 13,838,532 121,363,925
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 985,000 26,585,150
264,201,875
Total Management Investment Companies (Cost $303,709,548) ...................
264,201,875
Principal
Amount
*
Corporate Bonds 5.5%
Auto Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 2,829,840
Automobiles 0.1%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 1,207,000 1,215,660
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,411,000
2,626,660
Banks 1.5%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/25/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 5,844,073
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 6/01/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 4,026,451
Barclays plc , Senior Note , 2.852% to 5/07/25, FRN thereafter ,
5/07/26 ........................................... United Kingdom 6,250,000 6,075,240
HSBC Holdings plc , Sub. Bond , 4.25% , 8/18/25 ...............
United Kingdom 6,128,000 6,203,074
d
JPMorgan Chase & Co. , Q , Junior Sub. Bond , 5.15% to 5/01/23,
FRN thereafter , Perpetual ............................. United States 4,045,000 4,070,281
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,677,469
c
Societe Generale SA ,
d
Junior Sub. Bond, 144A, 4.75% to 5/26/26, FRN thereafter,
Perpetual ......................................... France 1,600,000 1,496,000
Senior Note, 144A, 2.625%, 1/22/25 ..................... France 6,354,000 6,152,557
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 3.202% , 9/17/29
Japan 1,464,000 1,406,277
Toronto-Dominion Bank (The) , Sub. Bond , 3.105% to 4/22/25, FRN
thereafter , 4/22/30 ................................... Canada 4,900,000 CAD 3,849,454
d
US Bancorp , Junior Sub. Bond , 3.7% to 1/15/27, FRN thereafter ,
Perpetual .......................................... United States 1,670,000 1,515,525
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,519,040
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/04/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,450,014
45,285,455
Biotechnology 0.1%
c
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 1,600,000 1,508,168
Capital Markets 0.2%
c
Macquarie Bank Ltd. , Senior Note , Reg S, 1.125% , 12/15/25 ..... Australia 1,250,000 GBP 1,557,598
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,870,931
7,428,529

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.5%
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,600,000 $ 7,457,728
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,219,813
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 3,200,000 3,269,808
Sasol Financing USA LLC , Senior Note , 4.375% , 9/18/26 .......
South Africa 1,600,000 1,530,824
c
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,400,000 3,209,209
16,687,382
Commercial Services & Supplies 0.2%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 2,926,000
c
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .... Canada 1,625,000 1,504,092
c
Verisure Midholding AB , Senior Note , 144A, 5.25% , 2/15/29 ..... Sweden 1,400,000 EUR 1,433,863
5,863,955
Communications Equipment 0.1%
c
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 2,200,000 2,086,238
Senior Note, 144A, 5%, 3/15/27 ........................ United States 954,000 830,610
2,916,848
Consumer Finance 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 3% , 10/29/28 .................................. Ireland 1,600,000 1,478,605
c,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/17/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,571,678
5,050,283
Containers & Packaging 0.1%
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 954,000 946,654
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 313,000 312,183
c
Trivium Packaging Finance BV , Senior Secured Note , 144A, 3.75% ,
8/15/26 ........................................... Netherlands 521,000 EUR 566,208
1,825,045
Diversified Telecommunication Services 0.1%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 1,074,555
c
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,503,480
2,578,035
Electric Utilities 0.0%
†
Pacific Gas and Electric Co. , Senior Note , 2.1% , 8/01/27 ........
United States 1,600,000 1,440,355
Electrical Equipment 0.0%
†
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 1,600,000 1,462,080
Electronic Equipment, Instruments & Components 0.1%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 1,640,000 1,520,387
Energy Equipment & Services 0.1%
c
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 3,800,000 3,933,000
Food Products 0.0%
†
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 3.75% , 12/01/31 ..................... United States 1,600,000 1,488,480

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.0%
†
c
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 1,600,000 $ 1,489,520
Health Care Providers & Services 0.1%
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 950,000 934,686
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 687,000 624,483
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 1,162,000 1,211,484
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,496,320
4,266,973
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 1,600,000 1,528,688
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 3,115,000 3,119,361
4,648,049
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 5,608,226
Independent Power and Renewable Electricity Producers 0.1%
c
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 306,000 299,023
c,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/15/26, FRN
thereafter , Perpetual ................................. United States 1,640,000 1,599,500
1,898,523
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.375% to 5/15/25, FRN
thereafter , 5/15/45 ................................... United States 4,060,000 4,077,742
Interactive Media & Services 0.2%
c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 5,599,695
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 6,300,000 6,189,096
Media 0.2%
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 1,226,000 1,224,608
c
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 1,600,000 1,527,000
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 1,210,000 1,268,885
c
Ziggo BV , Senior Secured Bond , 144A, 4.875% , 1/15/30 ........ Netherlands 1,219,000 1,150,328
5,170,821
Metals & Mining 0.1%
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 356,000 397,163
c
CSN Resources SA , Senior Bond , 144A, 4.625% , 6/10/31 ....... Brazil 1,700,000 1,552,431
1,949,594
Oil, Gas & Consumable Fuels 0.2%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 1,249,000 1,297,336
Occidental Petroleum Corp. , Senior Note , 5.55% , 3/15/26 .......
United States 3,900,000 4,138,602
5,435,938
Paper & Forest Products 0.1%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 4,532,172

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.1%
c
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 2,400,000 $ 2,460,552
c
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 756,000 763,088
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 2.8% ,
7/21/23 ........................................... Israel 970,000 957,972
4,181,612
Road & Rail 0.2%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 .......... United Kingdom 6,220,000 6,141,863
Software 0.0%
†
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,640,000 1,491,506
Tobacco 0.1%
BAT Capital Corp. , Senior Bond , 2.726% , 3/25/31 .............
United Kingdom 4,350,000 3,840,005
Total Corporate Bonds (Cost $183,478,375) .....................................
170,965,837
Foreign Government and Agency Securities 6.2%
c
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 8,142,052
c
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 ... Belgium 3,150,000 EUR 4,509,309
Canada Government Bond ,
0.25%, 2/01/23 ..................................... Canada 4,100,000 CAD 3,240,222
5.75%, 6/01/33 ..................................... Canada 2,640,000 CAD 2,790,386
c
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 14,344,929
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ...............
Colombia 1,650,000 1,495,568
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
e
14,750,000 14,526,880
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 2,082,771
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,881,380
c
France Government Bond ,
Reg S, 8.25%, 4/25/22 ................................ France 2,484,897 EUR 2,763,465
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 5,191,821
Reg S, Zero Cpn ., 11/25/30 ............................ France 4,350,000 EUR 4,475,378
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 5,161,458
c
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 2,916,906
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 2,424,829
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 2,631,301
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 8,050,000,000 JPY 65,592,018
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 10,984,119
Mexico Government Bond , Senior Bond , 4.125% , 1/21/26 ......
Mexico 13,950,000 14,674,423
c
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,473,015
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,466,387
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 .............
Mexico 1,650,000 1,569,216
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,977,225
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 2,146,819
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 5,552,649
c
United Kingdom Gilt , Reg S, 1.5% , 7/22/47 .................. United Kingdom 5,110,000 GBP 6,302,725
Total Foreign Government and Agency Securities (Cost $217,564,195) ............
191,317,251
U.S. Government and Agency Securities 8.8%
U.S. Treasury Notes ,
0.125%, 12/31/22 .................................... United States 55,000,000 54,469,212
0.125%, 8/31/23 ..................................... United States 32,000,000 31,135,000

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
2.25%, 3/31/24 ..................................... United States 32,000,000 $ 31,958,125
0.375%, 9/15/24 ..................................... United States 32,000,000 30,407,500
1.75%, 3/15/25 ..................................... United States 32,000,000 31,325,000
0.375%, 12/31/25 .................................... United States 13,000,000 12,006,465
0.875%, 11/15/30 .................................... United States 13,000,000 11,515,156
f
0.125%, 1/15/31 ..................................... United States 63,000,000 72,069,330
Total U.S. Government and Agency Securities (Cost $282,728,028) ................
274,885,788
Mortgage-Backed Securities 1.8%
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 35,027,772 34,731,798
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 22,294,967 22,097,256
56,829,054
Total Mortgage-Backed Securities (Cost $60,245,477) ............................
56,829,054
Total Long Term Investments (Cost $2,744,945,743) .............................
2,863,269,168
a
Short Term Investments 7.0%
a a
Country Shares
a
Value
a
Money Market Funds 7.0%
b,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 217,449,495 217,449,495
Total Money Market Funds (Cost $217,449,495) .................................
217,449,495
Total Short Term Investments (Cost $217,449,495 ) ...............................
217,449,495
a
Total Investments (Cost $2,962,395,238) 99.1% ..................................
$3,080,718,663
Other Assets, less Liabilities 0.9% .............................................
26,682,504
Net Assets 100.0% ...........................................................
$3,107,401,167
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in FT Underlying Funds.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $172,039,522, representing 5.5% of net assets.
d
Perpetual security with no stated maturity date.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security is adjusted for inflation.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
See Abbreviations on page 54 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 53,168,982 71,786,101 5/09/22 $ 1,949,884 $ —
Canadian Dollar .... BZWS Sell 119,280,680 93,847,382 5/09/22 — (1,551,022)
Danish Krone ...... BZWS Sell 246,298,513 37,931,177 5/09/22 1,255,384 —
Euro ............. BZWS Sell 83,092,162 95,246,136 5/09/22 3,210,560 —
Japanese Yen ...... JPHQ Sell 14,233,933,951 123,840,859 5/09/22 6,829,154 —
Hong Kong Dollar ... HSBK Sell 389,810,445 50,019,709 5/10/22 238,220 —
Total Forward Exchange Contracts ................................................... $13,483,202 $(1,551,022)
Net unrealized appreciation (depreciation) ............................................ $11,932,180
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin Growth Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.5%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 334,507 $ 7,085,929
Domestic Equity 63.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 2,947,158 114,556,032
a
Franklin Growth Fund, Class R6 ........................................ 1,685,109 229,545,507
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,604,251 72,030,870
a
Franklin U.S. Core Equity (IU) Fund ..................................... 27,432,020 392,552,206
Vanguard S&P 500 ETF .............................................. 180,392 74,893,347
883,577,962
Domestic Fixed Income 13.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,574,438 16,893,722
a
Franklin Liberty High Yield Corporate ETF ................................. 527,006 13,022,318
a
Franklin Liberty Investment Grade Corporate ETF ........................... 344,422 8,162,801
a
Franklin Liberty Senior Loan ETF ....................................... 264,151 6,517,926
a
Franklin Liberty U.S. Core Bond ETF ..................................... 2,719,613 63,702,039
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 576,468 13,071,354
Schwab U.S. TIPS ETF ............................................... 214,290 13,009,546
a
Western Asset Core Plus Bond Fund, Class IS ............................. 3,324,748 35,907,277
a
Western Asset Short-Term Bond Fund, Class IS ............................ 6,413,233 23,985,493
194,272,476
Foreign Equity 19.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,371,337 35,601,322
a
Franklin International Core Equity (IU) Fund ............................... 11,128,176 127,974,024
a
Franklin International Growth Fund, Class R6 .............................. 1,072,447 19,443,457
iShares Core MSCI EAFE ETF ......................................... 279,072 19,398,295
a
Templeton Developing Markets Trust, Class R6 ............................. 1,762,308 34,294,520
a
Templeton Foreign Fund, Class R6 ...................................... 4,149,107 29,168,224
265,879,842
Foreign Fixed Income 0.8%
a
Franklin Liberty International Aggregate Bond ETF .......................... 480,474 11,399,246
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,091,322,433) ..............................................................
1,362,215,455
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 36,608,505 36,608,505
Total Money Market Funds (Cost $36,608,505) ..................................
36,608,505

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value $838,806)
BNP Paribas Securities Corp. (Maturity Value $485,845)
Deutsche Bank Securities, Inc. (Maturity Value $42,016)
HSBC Securities (USA), Inc. (Maturity Value $310,945)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 10/20/40 - 2/20/52
and U.S. Treasury Notes, 0.13% - 2.63%, 6/30/23 (valued at $855,994) ......... $ 838,801 $ 838,801
Total Repurchase Agreements (Cost $838,801) ..................................
838,801
Total Short Term Investments (Cost $37,447,306 ) ................................
37,447,306
a
Total Investments (Cost $1,128,769,739) 100.2% ................................
$1,399,662,761
Other Assets, less Liabilities (0.2)% ...........................................
(2,357,191)
Net Assets 100.0% ...........................................................
$1,397,305,570
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ Retirement Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
87.8%
Domestic Equity 23.9%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 245,651 $ 5,288,864
a
Franklin U.S. Core Equity (IU) Fund ..................................... 120,151 1,719,364
Global X U.S. Preferred ETF ........................................... 265,577 6,241,059
13,249,287
Domestic Fixed Income 56.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 257,661 2,764,699
a
Franklin Liberty High Yield Corporate ETF ................................. 111,880 2,764,555
a
Franklin Liberty Investment Grade Corporate ETF ........................... 137,379 3,255,882
a
Franklin Liberty U.S. Core Bond ETF ..................................... 208,944 4,894,137
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 895,713 4,998,079
Schwab U.S. TIPS ETF ............................................... 27,898 1,693,688
a
Western Asset Income Fund, Class IS .................................... 945,899 5,401,082
a
Western Asset Short Duration High Income Fund, Class I ..................... 1,124,820 5,781,573
31,553,695
Foreign Equity 7.0%
iShares International Select Dividend ETF ................................. 70,929 2,252,705
a
Templeton Developing Markets Trust, Class R6 ............................. 26,025 506,456
a
Templeton Foreign Fund, Class R6 ...................................... 156,938 1,103,277
3,862,438
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$50,542,102) ................................................................
48,665,420
Units
a a a a
Index-Linked Notes 11.1%
Capital Markets 11.1%
b,c
Credit Suisse AG, Senior Note, 144A, 20.251%, 9/06/22 ...................... 812 3,133,191
b,c
UBS AG, Senior Note , 144A, 9.44%, 11/07/22 .............................. 2,624 3,020,287
6,153,478
Total Index-Linked Notes (Cost $5,753,564) .....................................
6,153,478
Total Long Term Investments (Cost $56,295,666) ................................
54,818,898
a
a a a a
Short Term Investments 0.9%
Shares
a
Money Market Funds 0.9%
a,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 502,779 502,779
Total Money Market Funds (Cost $502,779) .....................................
502,779
Total Short Term Investments (Cost $502,779 ) ..................................
502,779
a
Total Investments (Cost $56,798,445) 99.8% ....................................
$55,321,677
Other Assets, less Liabilities 0.2% .............................................
104,369
Net Assets 100.0% ...........................................................
$55,426,046

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the value of these securities was
$6,153,478, representing 11.1% of net assets.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2020 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 9,735 $ 206,219
Domestic Equity 34.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 47,476 1,845,386
a
Franklin Growth Fund, Class R6 ........................................ 27,185 3,703,137
a
Franklin LibertyQ U.S. Equity ETF ....................................... 19,053 855,480
a
Franklin U.S. Core Equity (IU) Fund ..................................... 498,119 7,128,083
Vanguard S&P 500 ETF .............................................. 1,714 711,601
14,243,687
Domestic Fixed Income 44.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 126,208 1,354,208
a
Franklin Liberty High Yield Corporate ETF ................................. 54,088 1,336,515
a
Franklin Liberty Investment Grade Corporate ETF ........................... 35,353 837,866
a
Franklin Liberty Senior Loan ETF ....................................... 27,114 669,038
a
Franklin Liberty U.S. Core Bond ETF ..................................... 279,213 6,540,062
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 59,173 1,341,742
Schwab U.S. TIPS ETF ............................................... 21,979 1,334,345
a
Western Asset Core Plus Bond Fund, Class IS ............................. 341,362 3,686,715
a
Western Asset Short-Term Bond Fund, Class IS ............................ 324,159 1,212,354
18,312,845
Foreign Equity 16.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 95,349 1,006,889
a
Franklin International Core Equity (IU) Fund ............................... 268,397 3,086,565
a
Franklin International Growth Fund, Class R6 .............................. 26,067 472,596
iShares Core MSCI EAFE ETF ......................................... 6,779 471,208
a
Templeton Developing Markets Trust, Class R6 ............................. 51,670 1,005,500
a
Templeton Foreign Fund, Class R6 ...................................... 100,873 709,136
6,751,894
Foreign Fixed Income 2.2%
a
Franklin Liberty International Aggregate Bond ETF .......................... 38,521 913,911
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$37,701,189) ................................................................
40,428,556
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 349,827 349,827
Total Money Market Funds (Cost $349,827) .....................................
349,827

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value $22,120)
BNP Paribas Securities Corp. (Maturity Value $12,812)
Deutsche Bank Securities, Inc. (Maturity Value $1,108)
HSBC Securities (USA), Inc. (Maturity Value $8,200)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 10/20/40 - 2/20/52
and U.S. Treasury Notes, 0.13% - 2.63%, 6/30/23 (valued at $22,574) .......... $ 22,120 $ 22,120
Total Repurchase Agreements (Cost $22,120) ...................................
22,120
Total Short Term Investments (Cost $371,947 ) ..................................
371,947
a
Total Investments (Cost $38,073,136) 99.5% ....................................
$40,800,503
Other Assets, less Liabilities 0.5% .............................................
212,579
Net Assets 100.0% ...........................................................
$41,013,082
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2025 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 31,283 $ 662,674
Domestic Equity 41.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 179,396 6,973,109
a
Franklin Growth Fund, Class R6 ........................................ 102,696 13,989,276
a
Franklin LibertyQ U.S. Equity ETF ....................................... 72,036 3,234,416
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,882,549 26,939,280
Vanguard S&P 500 ETF .............................................. 6,481 2,690,717
53,826,798
Domestic Fixed Income 36.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 294,463 3,159,586
a
Franklin Liberty High Yield Corporate ETF ................................. 141,453 3,495,304
a
Franklin Liberty Investment Grade Corporate ETF ........................... 92,440 2,190,828
a
Franklin Liberty Senior Loan ETF ....................................... 70,889 1,749,186
a
Franklin Liberty U.S. Core Bond ETF ..................................... 729,933 17,097,367
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 154,713 3,508,102
Schwab U.S. TIPS ETF ............................................... 57,511 3,491,493
a
Western Asset Core Plus Bond Fund, Class IS ............................. 892,358 9,637,465
a
Western Asset Short-Term Bond Fund, Class IS ............................ 880,251 3,292,137
47,621,468
Foreign Equity 19.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 355,050 3,749,326
a
Franklin International Core Equity (IU) Fund ............................... 1,011,000 11,626,505
a
Franklin International Growth Fund, Class R6 .............................. 98,004 1,776,815
iShares Core MSCI EAFE ETF ......................................... 25,517 1,773,687
a
Templeton Developing Markets Trust, Class R6 ............................. 192,384 3,743,796
a
Templeton Foreign Fund, Class R6 ...................................... 379,251 2,666,137
25,336,266
Foreign Fixed Income 1.6%
a
Franklin Liberty International Aggregate Bond ETF .......................... 89,883 2,132,474
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$116,235,580) ...............................................................
129,579,680
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 342,193 342,193
Total Money Market Funds (Cost $342,193) .....................................
342,193
Total Short Term Investments (Cost $342,193 ) ..................................
342,193
a
Total Investments (Cost $116,577,773) 99.0% ...................................
$129,921,873
Other Assets, less Liabilities 1.0% .............................................
1,332,540
Net Assets 100.0% ...........................................................
$131,254,413
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2030 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 14,786 $ 313,215
Domestic Equity 47.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 97,531 3,791,043
a
Franklin Growth Fund, Class R6 ........................................ 55,826 7,604,634
a
Franklin LibertyQ U.S. Equity ETF ....................................... 39,126 1,756,757
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,023,381 14,644,587
Vanguard S&P 500 ETF .............................................. 3,503 1,454,340
29,251,361
Domestic Fixed Income 27.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 104,539 1,121,707
a
Franklin Liberty High Yield Corporate ETF ................................. 50,708 1,252,995
a
Franklin Liberty Investment Grade Corporate ETF ........................... 33,142 785,465
a
Franklin Liberty Senior Loan ETF ....................................... 25,422 627,288
a
Franklin Liberty U.S. Core Bond ETF ..................................... 261,729 6,130,531
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 55,461 1,257,573
Schwab U.S. TIPS ETF ............................................... 20,599 1,250,565
a
Western Asset Core Plus Bond Fund, Class IS ............................. 319,971 3,455,691
a
Western Asset Short-Term Bond Fund, Class IS ............................ 335,993 1,256,615
17,138,430
Foreign Equity 22.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 194,579 2,054,754
a
Franklin International Core Equity (IU) Fund ............................... 549,841 6,323,174
a
Franklin International Growth Fund, Class R6 .............................. 53,192 964,369
iShares Core MSCI EAFE ETF ......................................... 13,853 962,922
a
Templeton Developing Markets Trust, Class R6 ............................. 105,346 2,050,032
a
Templeton Foreign Fund, Class R6 ...................................... 205,841 1,447,061
13,802,312
Foreign Fixed Income 1.2%
a
Franklin Liberty International Aggregate Bond ETF .......................... 31,900 756,827
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$54,591,126) ................................................................
61,262,145
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 628,031 628,031
Total Money Market Funds (Cost $628,031) .....................................
628,031

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value $67,611)
BNP Paribas Securities Corp. (Maturity Value $39,161)
Deutsche Bank Securities, Inc. (Maturity Value $3,387)
HSBC Securities (USA), Inc. (Maturity Value $25,063)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 10/20/40 - 2/20/52
and U.S. Treasury Notes, 0.13% - 2.63%, 6/30/23 (valued at $68,996) .......... $ 67,611 $ 67,611
Total Repurchase Agreements (Cost $67,611) ...................................
67,611
Total Short Term Investments (Cost $695,642 ) ..................................
695,642
a
Total Investments (Cost $55,286,768) 99.6% ....................................
$61,957,787
Other Assets, less Liabilities 0.4% .............................................
209,097
Net Assets 100.0% ...........................................................
$62,166,884
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2035 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 29,525 $ 625,434
Domestic Equity 52.6%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 216,742 8,424,755
a
Franklin Growth Fund, Class R6 ........................................ 124,049 16,897,904
a
Franklin LibertyQ U.S. Equity ETF ....................................... 93,501 4,198,195
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,254,943 32,268,233
Vanguard S&P 500 ETF .............................................. 7,838 3,254,103
65,043,190
Domestic Fixed Income 19.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 173,718 1,863,995
a
Franklin Liberty High Yield Corporate ETF ................................. 70,795 1,749,344
a
Franklin Liberty Investment Grade Corporate ETF ........................... 46,246 1,096,030
a
Franklin Liberty Senior Loan ETF ....................................... 35,464 875,074
a
Franklin Liberty U.S. Core Bond ETF ..................................... 365,315 8,556,846
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 77,437 1,755,876
Schwab U.S. TIPS ETF ............................................... 28,766 1,746,384
a
Western Asset Core Plus Bond Fund, Class IS ............................. 446,627 4,823,575
a
Western Asset Short-Term Bond Fund, Class IS ............................ 519,240 1,941,959
24,409,083
Foreign Equity 24.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 434,424 4,587,514
a
Franklin International Core Equity (IU) Fund ............................... 1,222,624 14,060,180
a
Franklin International Growth Fund, Class R6 .............................. 118,296 2,144,703
iShares Core MSCI EAFE ETF ......................................... 30,835 2,143,341
a
Templeton Developing Markets Trust, Class R6 ............................. 235,244 4,577,844
a
Templeton Foreign Fund, Class R6 ...................................... 457,778 3,218,183
30,731,765
Foreign Fixed Income 1.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 53,012 1,257,710
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$103,963,633) ...............................................................
122,067,182
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,086,835 1,086,835
Total Money Market Funds (Cost $1,086,835) ...................................
1,086,835

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value $81,989)
BNP Paribas Securities Corp. (Maturity Value $47,489)
Deutsche Bank Securities, Inc. (Maturity Value $4,107)
HSBC Securities (USA), Inc. (Maturity Value $30,393)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 10/20/40 - 2/20/52
and U.S. Treasury Notes, 0.13% - 2.63%, 6/30/23 (valued at $83,669) .......... $ 81,988 $ 81,988
Total Repurchase Agreements (Cost $81,988) ...................................
81,988
Total Short Term Investments (Cost $1,168,823 ) .................................
1,168,823
a
Total Investments (Cost $105,132,456) 99.5% ...................................
$123,236,005
Other Assets, less Liabilities 0.5% .............................................
563,942
Net Assets 100.0% ...........................................................
$123,799,947
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2040 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.3%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,512 $ 222,678
Domestic Equity 58.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 86,223 3,351,483
a
Franklin Growth Fund, Class R6 ........................................ 49,371 6,725,350
a
Franklin LibertyQ U.S. Equity ETF ....................................... 60,192 2,702,621
a
Franklin U.S. Core Equity (IU) Fund ..................................... 824,966 11,805,262
Vanguard S&P 500 ETF .............................................. 3,102 1,287,857
25,872,573
Domestic Fixed Income 11.7%
a
Franklin Liberty High Yield Corporate ETF ................................. 15,848 391,604
a
Franklin Liberty Investment Grade Corporate ETF ........................... 10,353 245,366
a
Franklin Liberty Senior Loan ETF ....................................... 7,930 195,673
a
Franklin Liberty U.S. Core Bond ETF ..................................... 81,852 1,917,236
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 17,346 393,319
Schwab U.S. TIPS ETF ............................................... 6,431 390,426
a
Western Asset Core Plus Bond Fund, Class IS ............................. 100,074 1,080,798
a
Western Asset Short-Term Bond Fund, Class IS ............................ 138,521 518,069
5,132,491
Foreign Equity 27.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 171,559 1,811,662
a
Franklin International Core Equity (IU) Fund ............................... 488,663 5,619,629
a
Franklin International Growth Fund, Class R6 .............................. 47,212 855,959
iShares Core MSCI EAFE ETF ......................................... 12,309 855,598
a
Templeton Developing Markets Trust, Class R6 ............................. 92,757 1,805,044
a
Templeton Foreign Fund, Class R6 ...................................... 182,709 1,284,443
12,232,335
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$36,272,098) ................................................................
43,460,077
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 561,393 561,393
Total Money Market Funds (Cost $561,393) .....................................
561,393

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value $87,839)
BNP Paribas Securities Corp. (Maturity Value $50,877)
Deutsche Bank Securities, Inc. (Maturity Value $4,400)
HSBC Securities (USA), Inc. (Maturity Value $32,562)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 10/20/40 - 2/20/52
and U.S. Treasury Notes, 0.13% - 2.63%, 6/30/23 (valued at $89,639) .......... $ 87,838 $ 87,838
Total Repurchase Agreements (Cost $87,838) ...................................
87,838
Total Short Term Investments (Cost $649,231 ) ..................................
649,231
a
Total Investments (Cost $36,921,329) 99.8% ....................................
$44,109,308
Other Assets, less Liabilities 0.2% .............................................
110,201
Net Assets 100.0% ...........................................................
$44,219,509
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 20,384 $ 431,798
Domestic Equity 63.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 180,049 6,998,505
a
Franklin Growth Fund, Class R6 ........................................ 103,026 14,034,231
a
Franklin LibertyQ U.S. Equity ETF ....................................... 108,117 4,854,453
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,774,949 25,399,523
Vanguard S&P 500 ETF .............................................. 6,492 2,695,284
53,981,996
Domestic Fixed Income 5.1%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 83,186 1,948,482
a
Western Asset Core Plus Bond Fund, Class IS ............................. 180,319 1,947,447
a
Western Asset Short-Term Bond Fund, Class IS ............................ 115,713 432,766
4,328,695
Foreign Equity 29.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 356,326 3,762,801
a
Franklin International Core Equity (IU) Fund ............................... 1,022,143 11,754,643
a
Franklin International Growth Fund, Class R6 .............................. 96,215 1,744,374
iShares Core MSCI EAFE ETF ......................................... 25,577 1,777,857
a
Templeton Developing Markets Trust, Class R6 ............................. 192,968 3,755,149
a
Templeton Foreign Fund, Class R6 ...................................... 375,413 2,639,156
25,433,980
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$68,403,405) ................................................................
84,176,469
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 690,959 690,959
Total Money Market Funds (Cost $690,959) .....................................
690,959
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value $43,827)
BNP Paribas Securities Corp. (Maturity Value $25,385)
Deutsche Bank Securities, Inc. (Maturity Value $2,195)
HSBC Securities (USA), Inc. (Maturity Value $16,247)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 10/20/40 - 2/20/52
and U.S. Treasury Notes, 0.13% - 2.63%, 6/30/23 (valued at $44,725) .......... $ 43,827 43,827
Total Repurchase Agreements (Cost $43,827) ...................................
43,827
Total Short Term Investments (Cost $734,786 ) ..................................
734,786
a
Total Investments (Cost $69,138,191) 99.7% ....................................
$84,911,255
Other Assets, less Liabilities 0.3% .............................................
301,430
Net Assets 100.0% ...........................................................
$85,212,685

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2050 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 8,563 $ 181,392
Domestic Equity 66.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 78,802 3,063,032
a
Franklin Growth Fund, Class R6 ........................................ 45,119 6,146,081
a
Franklin LibertyQ U.S. Equity ETF ....................................... 61,722 2,771,318
a
Franklin U.S. Core Equity (IU) Fund ..................................... 732,115 10,476,560
Vanguard S&P 500 ETF .............................................. 2,824 1,172,440
23,629,431
Domestic Fixed Income 1.0%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 3,875 90,765
a
Western Asset Core Plus Bond Fund, Class IS ............................. 8,411 90,839
a
Western Asset Short-Term Bond Fund, Class IS ............................ 48,574 181,667
363,271
Foreign Equity 31.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 156,201 1,649,478
a
Franklin International Core Equity (IU) Fund ............................... 456,439 5,249,050
a
Franklin International Growth Fund, Class R6 .............................. 40,362 731,769
iShares Core MSCI EAFE ETF ......................................... 10,534 732,218
a
Templeton Developing Markets Trust, Class R6 ............................. 84,774 1,649,701
a
Templeton Foreign Fund, Class R6 ...................................... 162,655 1,143,466
11,155,682
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$28,445,652) ................................................................
35,329,776
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 392,081 392,081
Total Money Market Funds (Cost $392,081) .....................................
392,081
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.211%, 4/01/22 (Maturity Value $53,519)
BNP Paribas Securities Corp. (Maturity Value $30,999)
Deutsche Bank Securities, Inc. (Maturity Value $2,681)
HSBC Securities (USA), Inc. (Maturity Value $19,839)
Collateralized by U.S. Government Agency Securities, 2.5% - 5%, 10/20/40 - 2/20/52
and U.S. Treasury Notes, 0.13% - 2.63%, 6/30/23 (valued at $54,615) .......... $ 53,518 53,518
Total Repurchase Agreements (Cost $53,518) ...................................
53,518
Total Short Term Investments (Cost $445,599 ) ..................................
445,599
a
Total Investments (Cost $28,891,251) 99.9% ....................................
$35,775,375
Other Assets, less Liabilities 0.1% .............................................
9,459
Net Assets 100.0% ...........................................................
$35,784,834

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 5,988 $ 126,845
Domestic Equity 66.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 55,181 2,144,882
a
Franklin Growth Fund, Class R6 ........................................ 31,577 4,301,356
a
Franklin LibertyQ U.S. Equity ETF ....................................... 53,149 2,386,390
a
Franklin U.S. Core Equity (IU) Fund ..................................... 481,291 6,887,272
Vanguard S&P 500 ETF .............................................. 1,981 822,452
16,542,352
Domestic Fixed Income 0.9%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 2,696 63,149
a
Western Asset Core Plus Bond Fund, Class IS ............................. 5,888 63,596
a
Western Asset Short-Term Bond Fund, Class IS ............................ 34,008 127,191
253,936
Foreign Equity 31.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 109,520 1,156,528
a
Franklin International Core Equity (IU) Fund ............................... 313,589 3,606,271
a
Franklin International Growth Fund, Class R6 .............................. 28,783 521,829
iShares Core MSCI EAFE ETF ......................................... 7,505 521,672
a
Templeton Developing Markets Trust, Class R6 ............................. 59,243 1,152,861
a
Templeton Foreign Fund, Class R6 ...................................... 113,743 799,614
7,758,775
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$20,696,925) ................................................................
24,681,908
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 329,552 329,552
Total Money Market Funds (Cost $329,552) .....................................
329,552
Total Short Term Investments (Cost $329,552 ) ..................................
329,552
a
Total Investments (Cost $21,026,477) 99.8% ....................................
$25,011,460
Other Assets, less Liabilities 0.2% .............................................
36,110
Net Assets 100.0% ...........................................................
$25,047,570
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin LifeSmart™ 2060 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.4%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 544 $ 11,524
Domestic Equity 65.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 5,033 195,636
a
Franklin Growth Fund, Class R6 ........................................ 2,878 392,100
a
Franklin LibertyQ U.S. Equity ETF ....................................... 6,330 284,217
a
Franklin U.S. Core Equity (IU) Fund ..................................... 39,505 565,316
Vanguard S&P 500 ETF .............................................. 171 70,994
1,508,263
Domestic Fixed Income 0.9%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 250 5,856
a
Western Asset Core Plus Bond Fund, Class IS ............................. 531 5,733
a
Western Asset Short-Term Bond Fund, Class IS ............................ 3,101 11,596
23,185
Foreign Equity 30.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 9,986 105,452
a
Franklin International Core Equity (IU) Fund ............................... 28,485 327,573
a
Franklin International Growth Fund, Class R6 .............................. 2,636 47,785
iShares Core MSCI EAFE ETF ......................................... 689 47,892
a
Templeton Developing Markets Trust, Class R6 ............................. 5,394 104,961
a
Templeton Foreign Fund, Class R6 ...................................... 10,366 72,870
706,533
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$2,262,841) .................................................................
2,249,505
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 35,858 35,858
Total Money Market Funds (Cost $35,858) ......................................
35,858
Total Short Term Investments (Cost $35,858 ) ...................................
35,858
a
Total Investments (Cost $2,298,699) 99.0% .....................................
$2,285,363
Other Assets, less Liabilities 1.0% .............................................
24,510
Net Assets 100.0% ...........................................................
$2,309,873
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2022
Franklin Moderate Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 471,773 $ 9,993,662
Domestic Equity 47.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,141,091 122,094,196
a
Franklin Growth Fund, Class R6 ........................................ 1,797,348 244,834,734
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,260,267 56,585,988
a
Franklin U.S. Core Equity (IU) Fund ..................................... 32,951,946 471,542,341
Vanguard S&P 500 ETF .............................................. 113,441 47,097,300
942,154,559
Domestic Fixed Income 33.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,330,162 35,732,635
a
Franklin Liberty High Yield Corporate ETF ................................. 1,971,295 48,710,699
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,288,323 30,533,255
a
Franklin Liberty Senior Loan ETF ....................................... 988,025 24,379,517
a
Franklin Liberty U.S. Core Bond ETF ..................................... 10,172,441 238,271,120
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,156,247 48,892,685
Schwab U.S. TIPS ETF ............................................... 801,542 48,661,615
a
Western Asset Core Plus Bond Fund, Class IS ............................. 12,435,881 134,307,511
a
Western Asset Short-Term Bond Fund, Class IS ............................ 15,145,814 56,645,344
666,134,381
Foreign Equity 14.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,539,886 37,381,199
a
Franklin International Core Equity (IU) Fund ............................... 11,817,339 135,899,403
a
Franklin International Growth Fund, Class R6 .............................. 1,140,856 20,683,727
iShares Core MSCI EAFE ETF ......................................... 297,297 20,665,114
a
Templeton Developing Markets Trust, Class R6 ............................. 1,875,475 36,496,747
a
Templeton Foreign Fund, Class R6 ...................................... 4,413,311 31,025,579
282,151,769
Foreign Fixed Income 1.2%
a
Franklin Liberty International Aggregate Bond ETF .......................... 1,016,463 24,115,585
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,666,423,697) ..............................................................
1,924,549,956
a a a a
Short Term Investments 2.4%
a
Money Market Funds 2.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 46,621,915 46,621,915
Total Money Market Funds (Cost $46,621,915) ..................................
46,621,915
Total Short Term Investments (Cost $46,621,915 ) ................................
46,621,915
a
Total Investments (Cost $1,713,045,612) 99.6% ..................................
$1,971,171,871
Other Assets, less Liabilities 0.4% .............................................
8,709,352
Net Assets 100.0% ...........................................................
$1,979,881,223
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The following Funds have invested in derivatives during the period.
Franklin Global Allocation Fund - Forwards
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the three months ended March 31, 2022, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 33,637,163 $ 7,207,485 $ (2,192,283) $ (195,133) $ (922,642) $ 37,534,590 3,498,098 $ 103,090
ClearBridge Large Cap Value Fund,
Class IS ................. 61,114,060 2,236,053 (10,085,657) 396,912 (1,510,163) 52,151,205 1,341,683 159,142
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,651,929 3,940,421 (394,204) (30,676) (599,574) 15,567,896 1,474,233 —
Franklin FTSE Europe ETF .... 5,320,689 189,357 (4,738,896) 646,220 (1,417,370) — — —
Franklin Growth Fund, Class R6 . 125,309,415 9,454,245 (17,512,804) (835,433) (11,841,661) 104,573,762 767,683 —
3. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Core Equity
(IU) Fund ................ $ 57,733,541 $ 6,694,521 $ (1,694,615) $ (257,876) $ (4,727,407) $ 57,748,164 5,021,580 $ —
Franklin International Growth Fund,
Class R6 ................ 10,394,454 1,645,409 (1,463,056) (175,635) (1,587,603) 8,813,569 486,132 —
Franklin Liberty High Yield
Corporate ETF ............ 58,685,736 1,755,877 (8,284,056) (572,924) (2,761,182) 48,823,451 1,975,858 429,651
Franklin Liberty International
Aggregate Bond ETF ........ 33,062,382 1,141,502 (7,999,756) (381,037) (489,156) 25,333,935 1,067,816 —
Franklin Liberty Investment Grade
Corporate ETF ............ 25,959,352 8,157,949 (1,382,363) (74,673) (2,056,123) 30,604,142 1,291,314 168,162
Franklin Liberty Senior Loan ETF 32,653,456 620,178 (8,434,343) (127,281) (276,185) 24,435,825 990,307 164,218
Franklin Liberty Systematic Style
Premia ETF .............. 7,045,368 407,562 (1,008,892) (200,118) 54,926 6,298,846 297,351 —
Franklin Liberty U.S. Core Bond
ETF .................... 292,437,229 19,302,749 (55,606,291) (1,735,391) (15,576,145) 238,822,151 10,195,966 1,295,542
Franklin Liberty U.S. Treasury Bond
ETF .................... 52,179,875 3,540,066 (4,107,167) (356,481) (2,251,027) 49,005,266 2,161,212 47,431
Franklin LibertyQ U.S. Equity ETF 24,230,091 4,766,048 (3,812,468) 477,381 (1,485,635) 24,175,417 538,428 71,286
Franklin U.S. Core Equity (IU) Fund 247,730,250 17,737,023 (51,056,163) (2,235,407) (10,751,252) 201,424,451 14,075,783 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 85 66,476,661 (30,501,204) — — 35,975,542 35,975,542 359
Templeton Developing Markets
Trust, Class R6 ............ 13,335,719 4,766,395 (1,135,795) (194,698) (1,236,457) 15,535,164 798,313 —
Templeton Foreign Fund, Class R6 20,687,681 162,896 (7,743,079) 969,053 (857,793) 13,218,758 1,880,335 —
Western Asset Core Plus Bond
Fund, Class IS ............ 98,441,245 50,564,255 (1,903,813) (204,098) (12,279,742) 134,617,847 12,464,615 769,865
Western Asset Short-Term Bond
Fund, Class IS ............ 39,225,398 14,639,823 (2,966,516) (101,369) (1,466,897) 49,330,439 13,189,957 165,057
Total Non-Controlled Affiliates $1,251,835,118 $225,406,475 $(224,023,421) $(5,188,664) $(74,039,088) $1,173,990,420 $3,373,803
Total Affiliated Securities .... $1,251,835,118 $225,406,475 $(224,023,421) $(5,188,664) $(74,039,088) $1,173,990,420 $3,373,803
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 281,944,606 — (1,752,171) (127,642) (27,846,540) 252,218,253 1,851,551 —
Franklin Growth Opportunities
Fund, Class R6 ............ 273,136,240 — (1,642,163) (276,414) (36,732,285) 234,485,378 4,131,173 —
Franklin Mutual Shares Fund, Class
R6 ..................... 266,876,929 — (7,555,232) (445,468) (1,353,273) 257,522,956 9,576,904 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 1 4,120,755 (3,464,030) — — 656,726 656,726 3
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Growth Fund, Inc., Class
R6 ..................... $ 246,916,091 $ — $ (1,687,531) $ (20,209) $ (6,753,855) $ 238,454,496 10,048,651 $ —
Total Non-Controlled Affiliates $1,068,873,867 $4,120,755 $(16,101,127) $(869,733) $(72,685,953) $983,337,809 $3
Total Affiliated Securities .... $1,068,873,867 $4,120,755 $(16,101,127) $(869,733) $(72,685,953) $983,337,809 $3
Franklin Global Allocation Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 137,626,130 134,035,019 (54,211,654) — — 217,449,495 217,449,495 5,391
Templeton Global Bond Fund,
Class R6 ................ 119,997,766 1,771,829 — — (405,670) 121,363,925 13,838,532 1,771,829
Total Non-Controlled Affiliates $257,623,896 $135,806,848 $(54,211,654) $— $(405,670) $338,813,420 $1,777,220
Total Affiliated Securities .... $257,623,896 $135,806,848 $(54,211,654) $— $(405,670) $338,813,420 $1,777,220
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 36,381,032 $ 4,000,571 $ (2,647,436) $ (316,196) $ (1,816,649) $ 35,601,322 3,371,337 $ —
Franklin International Core Equity
(IU) Fund ................ 136,932,223 10,441,915 (7,668,097) (1,251,870) (10,480,147) 127,974,024 11,128,176 —
Franklin U.S. Core Equity (IU) Fund 413,400,541 — — — (20,848,335) 392,552,206 27,432,020 —
Total Controlled Affiliates .... $586,713,796 $14,442,486 $(10,315,533) $(1,568,066) $(33,145,131) $556,127,552 $—
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 15,093,015 3,539,405 (1,239,219) (68,828) (430,651) 16,893,722 1,574,438 44,987
ClearBridge Large Cap Value Fund,
Class IS ................. 131,860,456 352,172 (15,680,076) 901,430 (2,877,950) 114,556,032 2,947,158 338,922
Franklin FTSE Europe ETF .... 12,275,904 42,824 (10,547,785) 1,049,970 (2,820,913) — — —
Franklin Growth Fund, Class R6 . 280,777,716 — (23,186,677) (1,819,942) (26,225,590) 229,545,507 1,685,109 —
Franklin International Growth Fund,
Class R6 ................ 23,985,853 4,328,643 (4,541,933) (570,399) (3,758,707) 19,443,457 1,072,447 —
Franklin Liberty High Yield
Corporate ETF ............ 15,565,438 1,439,717 (3,081,203) (139,309) (762,325) 13,022,318 527,006 112,597
Franklin Liberty International
Aggregate Bond ETF ........ 14,792,817 737,422 (3,743,946) (179,060) (207,987) 11,399,246 480,474 —
Franklin Liberty Investment Grade
Corporate ETF ............ 6,884,794 2,808,587 (958,897) (92,225) (479,458) 8,162,801 344,422 44,054
Franklin Liberty Senior Loan ETF 8,660,766 704,767 (2,740,599) (33,731) (73,277) 6,517,926 264,151 43,032
Franklin Liberty Systematic Style
Premia ETF .............. 7,880,850 580,907 (1,215,045) (241,178) 80,395 7,085,929 334,507 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty U.S. Core Bond
ETF .................... $ 77,699,812 $ 6,359,748 $ (15,754,343) $ (531,315) $ (4,071,863) $ 63,702,039 2,719,613 $ 339,393
Franklin Liberty U.S. Treasury Bond
ETF .................... 13,839,484 2,191,931 (2,269,211) (175,437) (515,413) 13,071,354 576,468 12,441
Franklin LibertyQ U.S. Equity ETF 50,391,751 26,282,671 (3,118,938) 1,158,967 (2,683,581) 72,030,870 1,604,251 166,466
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 93 58,069,697 (21,461,285) — — 36,608,505 36,608,505 371
Templeton Developing Markets
Trust, Class R6 ............ 36,284,239 4,525,922 (2,241,823) (503,920) (3,769,898) 34,294,520 1,762,308 —
Templeton Foreign Fund, Class R6 49,038,723 2,112,552 (22,080,311) 2,339,427 (2,242,167) 29,168,224 4,149,107 —
Western Asset Core Plus Bond
Fund, Class IS ............ 26,186,655 14,394,604 (1,359,986) (96,261) (3,217,735) 35,907,277 3,324,748 205,713
Western Asset Short-Term Bond
Fund, Class IS ............ 10,432,054 16,149,101 (2,011,401) (64,978) (519,283) 23,985,493 6,413,233 59,415
Total Non-Controlled Affiliates $781,650,420 $144,620,670 $(137,232,678) $933,211 $(54,576,403) $735,395,220 $1,367,391
Total Affiliated Securities .... $1,368,364,216 $159,063,156 $(147,548,211) $(634,855) $(87,721,534) $1,291,522,772 $1,367,391
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 2,905,905 (47,924) (524) (92,758) 2,764,699 257,661 7,593
BrandywineGLOBAL - Global
Opportunities Bond Fund - USD
Hedged, Class IS ........... 2,864,272 — (2,843,896) (205,165) 184,789 — — —
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,644,204 897,597 (195,066) (2,791) (55,080) 5,288,864 245,651 52,144
Franklin Liberty High Yield
Corporate ETF ............ 2,877,203 103,416 (50,597) (1,373) (164,094) 2,764,555 111,880 21,797
Franklin Liberty Investment Grade
Corporate ETF ............ 3,435,358 160,907 (58,433) (4,522) (277,428) 3,255,882 137,379 22,757
Franklin Liberty U.S. Core Bond
ETF .................... 5,216,759 146,399 (116,233) (2,694) (350,094) 4,894,137 208,944 27,777
Franklin U.S. Core Equity (IU) Fund 2,308,371 105,147 (555,476) 113,800 (252,478) 1,719,364 120,151 —
Franklin U.S. Government
Securities Fund, Class R6 ..... 5,769,024 124,287 (647,899) (21,875) (225,458) 4,998,079 895,713 34,835
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 515,239 3,309,956 (3,322,416) — — 502,779 502,779 13
Templeton Developing Markets
Trust, Class R6 ............ 550,869 27,380 — — (71,793) 506,456 26,025 —
Templeton Foreign Fund, Class R6 1,160,475 — (56,069) 4,954 (6,083) 1,103,277 156,938 —
Western Asset Income Fund, Class
IS ..................... 5,753,705 113,125 (115,610) (3,480) (346,658) 5,401,082 945,899 59,537
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short Duration High
Income Fund, Class I ........ $ 5,227,049 $ 813,751 $ (103,261) $ (2,567) $ (153,399) $ 5,781,573 1,124,820 $ 62,205
Total Non-Controlled Affiliates $40,322,528 $8,707,870 $(8,112,880) $(126,237) $(1,810,534) $38,980,747 $288,658
Total Affiliated Securities .... $40,322,528 $8,707,870 $(8,112,880) $(126,237) $(1,810,534) $38,980,747 $288,658
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,213,493 275,207 (93,531) (8,358) (32,603) 1,354,208 126,208 3,681
ClearBridge Large Cap Value Fund,
Class IS ................. 2,169,022 37,029 (324,742) 17,598 (53,521) 1,845,386 47,476 5,996
Franklin Emerging Market Core
Equity (IU) Fund ........... 630,569 411,319 (2,938) (23) (32,038) 1,006,889 95,349 —
Franklin FTSE Europe ETF .... 253,373 10,079 (226,077) 39,689 (77,064) — — —
Franklin Growth Fund, Class R6 . 4,373,598 369,165 (598,815) (30,813) (409,998) 3,703,137 27,185 —
Franklin International Core Equity
(IU) Fund ................ 2,866,263 533,463 (79,777) (10,818) (222,566) 3,086,565 268,397 —
Franklin International Growth Fund,
Class R6 ................ 496,395 86,565 (28,322) (4,008) (78,034) 472,596 26,067 —
Franklin Liberty High Yield
Corporate ETF ............ 1,595,822 65,497 (233,369) (12,869) (78,566) 1,336,515 54,088 11,834
Franklin Liberty International
Aggregate Bond ETF ........ 1,183,504 46,165 (284,288) (13,618) (17,852) 913,911 38,521 —
Franklin Liberty Investment Grade
Corporate ETF ............ 705,533 239,666 (48,781) (4,687) (53,865) 837,866 35,353 4,622
Franklin Liberty Senior Loan ETF 887,464 26,766 (234,081) (3,500) (7,611) 669,038 27,114 4,521
Franklin Liberty Systematic Style
Premia ETF .............. 229,241 6,037 (24,555) (4,669) 165 206,219 9,735 —
Franklin Liberty U.S. Core Bond
ETF .................... 7,966,338 599,208 (1,547,783) (50,701) (427,000) 6,540,062 279,213 35,600
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,417,988 113,808 (117,776) (10,754) (61,524) 1,341,742 59,173 1,314
Franklin LibertyQ U.S. Equity ETF 881,483 177,147 (170,512) 24,610 (57,248) 855,480 19,053 2,618
Franklin U.S. Core Equity (IU) Fund 8,822,202 255,640 (1,512,961) (29,610) (407,188) 7,128,083 498,119 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 3 2,032,151 (1,682,327) — — 349,827 349,827 8
Templeton Developing Markets
Trust, Class R6 ............ 605,500 503,866 (24,619) (2,983) (76,264) 1,005,500 51,670 —
Templeton Foreign Fund, Class R6 1,041,988 28,378 (370,035) 31,747 (22,942) 709,136 100,873 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,694,526 1,391,696 (54,886) (7,632) (336,989) 3,686,715 341,362 21,148
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 1,073,847 $ 249,071 $ (69,377) $ (2,301) $ (38,886) $ 1,212,354 324,159 $ 4,349
Total Non-Controlled Affiliates $41,108,152 $7,457,923 $(7,729,552) $(83,700) $(2,491,594) $38,261,229 $95,691
Total Affiliated Securities .... $41,108,152 $7,457,923 $(7,729,552) $(83,700) $(2,491,594) $38,261,229 $95,691
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,825,250 622,005 (193,545) (16,105) (78,019) 3,159,586 294,463 8,629
ClearBridge Large Cap Value Fund,
Class IS ................. 7,900,941 98,266 (892,576) 42,840 (176,362) 6,973,109 179,396 22,011
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,097,498 819,786 (9,424) (168) (158,366) 3,749,326 355,050 —
Franklin FTSE Europe ETF .... 968,159 23,469 (849,800) 114,254 (256,082) — — —
Franklin Growth Fund, Class R6 . 15,972,227 1,183,589 (1,539,478) (105,523) (1,521,539) 13,989,276 102,696 —
Franklin International Core Equity
(IU) Fund ................ 10,898,437 1,954,043 (334,952) (48,826) (842,197) 11,626,505 1,011,000 —
Franklin International Growth Fund,
Class R6 ................ 1,895,053 310,401 (112,086) (19,409) (297,144) 1,776,815 98,004 —
Franklin Liberty High Yield
Corporate ETF ............ 4,185,999 128,829 (580,277) (31,557) (207,690) 3,495,304 141,453 30,776
Franklin Liberty International
Aggregate Bond ETF ........ 2,773,811 44,622 (612,465) (28,444) (45,050) 2,132,474 89,883 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,852,156 581,781 (90,375) (8,139) (144,595) 2,190,828 92,440 12,063
Franklin Liberty Senior Loan ETF 2,329,560 46,022 (597,877) (8,482) (20,037) 1,749,186 70,889 11,767
Franklin Liberty Systematic Style
Premia ETF .............. 739,420 5,439 (67,338) (13,225) (1,622) 662,674 31,283 —
Franklin Liberty U.S. Core Bond
ETF .................... 21,191,518 1,153,786 (4,000,849) (111,331) (1,135,757) 17,097,367 729,933 92,952
Franklin Liberty U.S. Treasury Bond
ETF .................... 3,722,764 207,514 (234,363) (19,458) (168,355) 3,508,102 154,713 3,384
Franklin LibertyQ U.S. Equity ETF 3,222,872 596,980 (463,563) 68,776 (190,649) 3,234,416 72,036 9,365
Franklin U.S. Core Equity (IU) Fund 31,756,777 636,849 (3,850,237) (110,861) (1,493,248) 26,939,280 1,882,549 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 13 5,203,625 (4,861,445) — — 342,193 342,193 27
Templeton Developing Markets
Trust, Class R6 ............ 3,024,775 1,238,985 (135,373) (35,604) (348,987) 3,743,796 192,384 —
Templeton Foreign Fund, Class R6 3,978,852 42,644 (1,389,542) 154,103 (119,920) 2,666,137 379,251 —
Western Asset Core Plus Bond
Fund, Class IS ............ 7,031,491 3,562,276 (61,623) (4,963) (889,716) 9,637,465 892,358 55,172
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 2,802,314 $ 745,610 $ (146,782) $ (3,961) $ (105,044) $ 3,292,137 880,251 $ 11,533
Total Non-Controlled Affiliates $132,169,887 $19,206,521 $(21,023,970) $(186,083) $(8,200,379) $121,965,976 $257,679
Total Affiliated Securities .... $132,169,887 $19,206,521 $(21,023,970) $(186,083) $(8,200,379) $121,965,976 $257,679
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 949,870 249,329 (44,986) (3,685) (28,821) 1,121,707 104,539 3,027
ClearBridge Large Cap Value Fund,
Class IS ................. 3,999,208 109,155 (247,771) 2,919 (72,468) 3,791,043 97,531 11,648
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,692,004 468,718 (19,000) (844) (86,124) 2,054,754 194,579 —
Franklin FTSE Europe ETF .... 523,170 21,238 (467,266) 59,595 (136,737) — — —
Franklin Growth Fund, Class R6 . 8,283,384 739,047 (583,612) (65,500) (768,685) 7,604,634 55,826 —
Franklin International Core Equity
(IU) Fund ................ 5,972,992 1,032,841 (199,543) (28,805) (454,311) 6,323,174 549,841 —
Franklin International Growth Fund,
Class R6 ................ 1,027,329 183,931 (76,709) (18,336) (151,846) 964,369 53,192 —
Franklin Liberty High Yield
Corporate ETF ............ 1,453,397 85,031 (201,837) (10,741) (72,855) 1,252,995 50,708 10,799
Franklin Liberty International
Aggregate Bond ETF ........ 952,832 43,119 (213,708) (9,792) (15,624) 756,827 31,900 —
Franklin Liberty Investment Grade
Corporate ETF ............ 642,233 234,119 (37,501) (3,215) (50,171) 785,465 33,142 4,220
Franklin Liberty Senior Loan ETF 808,503 38,548 (209,787) (2,917) (7,059) 627,288 25,422 4,126
Franklin Liberty Systematic Style
Premia ETF .............. 340,401 14,078 (34,186) (6,523) (555) 313,215 14,786 —
Franklin Liberty U.S. Core Bond
ETF .................... 7,385,589 633,486 (1,451,321) (40,200) (397,023) 6,130,531 261,729 32,515
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,292,686 123,963 (93,240) (7,379) (58,457) 1,257,573 55,461 1,197
Franklin LibertyQ U.S. Equity ETF 1,667,543 349,385 (198,382) 13,670 (75,459) 1,756,757 39,126 4,933
Franklin U.S. Core Equity (IU) Fund 16,273,762 441,671 (1,256,672) (64,261) (749,913) 14,644,587 1,023,381 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 6 3,209,974 (2,581,949) — — 628,031 628,031 14
Templeton Developing Markets
Trust, Class R6 ............ 1,665,712 640,828 (38,848) (6,844) (210,816) 2,050,032 105,346 —
Templeton Foreign Fund, Class R6 2,149,699 45,234 (767,783) 44,385 (24,474) 1,447,061 205,841 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,386,772 1,381,541 — — (312,622) 3,455,691 319,971 19,338
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 951,538 $ 391,376 $ (46,917) $ (1,222) $ (38,160) $ 1,256,615 335,993 $ 4,156
Total Non-Controlled Affiliates $60,418,630 $10,436,612 $(8,771,018) $(149,695) $(3,712,180) $58,222,349 $95,973
Total Affiliated Securities .... $60,418,630 $10,436,612 $(8,771,018) $(149,695) $(3,712,180) $58,222,349 $95,973
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,615,481 394,843 (92,115) (7,554) (46,660) 1,863,995 173,718 5,016
ClearBridge Large Cap Value Fund,
Class IS ................. 8,922,369 259,498 (607,085) 16,463 (166,490) 8,424,755 216,742 25,325
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,371,726 440,928 — — (225,140) 4,587,514 434,424 —
Franklin FTSE Europe ETF .... 1,171,645 32,073 (1,031,022) 125,126 (297,822) — — —
Franklin Growth Fund, Class R6 . 17,952,826 1,434,835 (678,985) (45,578) (1,765,194) 16,897,904 124,049 —
Franklin International Core Equity
(IU) Fund ................ 13,487,630 2,086,430 (432,693) (63,963) (1,017,224) 14,060,180 1,222,624 —
Franklin International Growth Fund,
Class R6 ................ 2,291,201 382,003 (147,511) (27,434) (353,556) 2,144,703 118,296 —
Franklin Liberty High Yield
Corporate ETF ............ 2,028,077 108,618 (270,572) (13,760) (103,019) 1,749,344 70,795 15,007
Franklin Liberty International
Aggregate Bond ETF ........ 1,583,181 52,455 (335,794) (15,278) (26,854) 1,257,710 53,012 —
Franklin Liberty Investment Grade
Corporate ETF ............ 896,955 321,276 (47,732) (4,148) (70,321) 1,096,030 46,246 5,862
Franklin Liberty Senior Loan ETF 1,128,497 46,059 (285,584) (3,902) (9,996) 875,074 35,464 5,733
Franklin Liberty Systematic Style
Premia ETF .............. 674,767 23,587 (59,176) (11,590) (2,154) 625,434 29,525 —
Franklin Liberty U.S. Core Bond
ETF .................... 10,119,465 751,389 (1,707,315) (45,731) (560,962) 8,556,846 365,315 45,160
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,802,137 166,712 (121,301) (9,436) (82,236) 1,755,876 77,437 1,665
Franklin LibertyQ U.S. Equity ETF 3,636,971 1,852,296 (1,167,614) 86,801 (210,259) 4,198,195 93,501 13,801
Franklin U.S. Core Equity (IU) Fund 33,981,989 — — — (1,713,756) 32,268,233 2,254,943 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 9 4,830,489 (3,743,663) — — 1,086,835 1,086,835 30
Templeton Developing Markets
Trust, Class R6 ............ 4,233,465 996,065 (103,241) (2,405) (546,040) 4,577,844 235,244 —
Templeton Foreign Fund, Class R6 4,599,997 68,511 (1,482,795) 163,625 (131,155) 3,218,183 457,778 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,411,230 1,849,464 — — (437,119) 4,823,575 446,627 27,008
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 1,359,316 $ 727,141 $ (86,568) $ (2,254) $ (55,676) $ 1,941,959 519,240 $ 6,073
Total Non-Controlled Affiliates $119,268,934 $16,824,672 $(12,400,766) $138,982 $(7,821,633) $116,010,189 $150,680
Total Affiliated Securities .... $119,268,934 $16,824,672 $(12,400,766) $138,982 $(7,821,633) $116,010,189 $150,680
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 3,398,026 98,003 (85,602) 1,714 (60,658) 3,351,483 86,223 9,751
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,734,895 167,561 — — (90,794) 1,811,662 171,559 —
Franklin FTSE Europe ETF .... 472,518 12,728 (416,333) 53,233 (122,146) — — —
Franklin Growth Fund, Class R6 . 7,148,048 406,674 (116,404) (12,059) (700,909) 6,725,350 49,371 —
Franklin International Core Equity
(IU) Fund ................ 5,285,608 949,726 (181,754) (19,849) (414,102) 5,619,629 488,663 —
Franklin International Growth Fund,
Class R6 ................ 922,300 204,679 (122,416) (17,747) (130,857) 855,959 47,212 —
Franklin Liberty High Yield
Corporate ETF ............ 452,306 31,534 (66,188) (3,106) (22,942) 391,604 15,848 3,321
Franklin Liberty Investment Grade
Corporate ETF ............ 200,653 77,539 (16,249) (1,316) (15,261) 245,366 10,353 1,299
Franklin Liberty Senior Loan ETF 251,349 14,309 (66,938) (839) (2,208) 195,673 7,930 1,269
Franklin Liberty Systematic Style
Premia ETF .............. 239,667 10,042 (22,315) (4,206) (510) 222,678 10,512 —
Franklin Liberty U.S. Core Bond
ETF .................... 2,291,989 203,218 (442,625) (11,566) (123,780) 1,917,236 81,852 10,017
Franklin Liberty U.S. Treasury Bond
ETF .................... 402,432 50,376 (39,099) (1,253) (19,137) 393,319 17,346 367
Franklin LibertyQ U.S. Equity ETF 1,420,823 1,441,862 (114,669) 4,590 (49,985) 2,702,621 60,192 7,228
Franklin U.S. Core Equity (IU) Fund 12,432,235 — — — (626,973) 11,805,262 824,966 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 4 2,495,055 (1,933,666) — — 561,393 561,393 11
Templeton Developing Markets
Trust, Class R6 ............ 1,719,000 350,831 (62,941) (914) (200,932) 1,805,044 92,757 —
Templeton Foreign Fund, Class R6 1,893,431 82,716 (711,941) 39,372 (19,135) 1,284,443 182,709 —
Western Asset Core Plus Bond
Fund, Class IS ............ 740,382 450,119 (13,204) (761) (95,738) 1,080,798 100,074 5,989
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 295,463 $ 265,073 $ (28,388) $ (749) $ (13,330) $ 518,069 138,521 $ 1,463
Total Non-Controlled Affiliates $41,301,129 $7,312,045 $(4,440,732) $24,544 $(2,709,397) $41,487,589 $40,715
Total Affiliated Securities .... $41,301,129 $7,312,045 $(4,440,732) $24,544 $(2,709,397) $41,487,589 $40,715
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 7,191,500 268,667 (340,629) 13,236 (134,269) 6,998,505 180,049 20,077
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,137,604 82,588 (244,793) (17,331) (195,267) 3,762,801 356,326 —
Franklin FTSE Europe ETF .... 1,014,785 31,080 (897,192) 92,661 (241,334) — — —
Franklin Growth Fund, Class R6 . 14,715,308 1,092,294 (299,782) (22,960) (1,450,629) 14,034,231 103,026 —
Franklin International Core Equity
(IU) Fund ................ 11,638,898 1,689,178 (645,227) (95,510) (832,696) 11,754,643 1,022,143 —
Franklin International Growth Fund,
Class R6 ................ 1,984,318 312,318 (223,282) (36,755) (292,225) 1,744,374 96,215 —
Franklin Liberty Systematic Style
Premia ETF .............. 472,196 19,128 (50,275) (9,452) 201 431,798 20,384 —
Franklin Liberty U.S. Core Bond
ETF .................... 2,021,752 405,390 (340,341) (11,710) (126,609) 1,948,482 83,186 10,573
Franklin LibertyQ U.S. Equity ETF 2,950,427 2,207,131 (204,018) 53,694 (152,781) 4,854,453 108,117 12,762
Franklin U.S. Core Equity (IU) Fund 26,748,484 — — — (1,348,961) 25,399,523 1,774,949 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 6 3,354,421 (2,663,468) — — 690,959 690,959 18
Templeton Developing Markets
Trust, Class R6 ............ 4,030,870 443,204 (204,744) (37,413) (476,768) 3,755,149 192,968 —
Templeton Foreign Fund, Class R6 4,040,920 47,668 (1,481,422) 132,893 (100,903) 2,639,156 375,413 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,028,708 417,968 (306,839) (15,331) (177,059) 1,947,447 180,319 11,558
Western Asset Short-Term Bond
Fund, Class IS ............ — 442,961 (3,497) (56) (6,642) 432,766 115,713 621
Total Non-Controlled Affiliates $82,975,776 $10,813,996 $(7,905,509) $45,966 $(5,535,942) $80,394,287 $55,609
Total Affiliated Securities .... $82,975,776 $10,813,996 $(7,905,509) $45,966 $(5,535,942) $80,394,287 $55,609
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 3,364,181 237,716 (479,969) (2,689) (56,207) 3,063,032 78,802 8,747
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,915,868 136,380 (301,358) (16,642) (84,770) 1,649,478 156,201 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin FTSE Europe ETF .... $ 518,116 $ 37,995 $ (488,219) $ 68,458 $ (136,350) $ — — $ —
Franklin Growth Fund, Class R6 . 7,205,622 998,506 (1,356,177) (134,386) (567,484) 6,146,081 45,119 —
Franklin International Core Equity
(IU) Fund ................ 5,437,449 1,001,493 (740,696) (67,922) (381,274) 5,249,050 456,439 —
Franklin International Growth Fund,
Class R6 ................ 1,015,837 160,730 (285,419) (34,636) (124,743) 731,769 40,362 —
Franklin Liberty Systematic Style
Premia ETF .............. 227,056 19,408 (61,036) (9,581) 5,545 181,392 8,563 —
Franklin Liberty U.S. Core Bond
ETF .................... — 217,195 (120,070) (1,535) (4,825) 90,765 3,875 507
Franklin LibertyQ U.S. Equity ETF 1,434,368 2,045,621 (649,433) (3,112) (56,126) 2,771,318 61,722 7,001
Franklin U.S. Core Equity (IU) Fund 11,032,966 — — — (556,406) 10,476,560 732,115 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 4 2,284,212 (1,892,135) — — 392,081 392,081 7
Templeton Developing Markets
Trust, Class R6 ............ 2,033,777 217,566 (380,567) (28,204) (192,871) 1,649,701 84,774 —
Templeton Foreign Fund, Class R6 2,110,317 30,965 (1,024,666) 58,183 (31,333) 1,143,466 162,655 —
Western Asset Core Plus Bond
Fund, Class IS ............ 204,076 9,741 (110,823) (5,335) (6,820) 90,839 8,411 717
Western Asset Short-Term Bond
Fund, Class IS ............ — 186,359 (1,844) (30) (2,818) 181,667 48,574 264
Total Non-Controlled Affiliates $36,499,637 $7,583,887 $(7,892,412) $(177,431) $(2,196,482) $33,817,199 $17,243
Total Affiliated Securities .... $36,499,637 $7,583,887 $(7,892,412) $(177,431) $(2,196,482) $33,817,199 $17,243
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,028,956 200,114 (49,030) 655 (35,813) 2,144,882 55,181 6,068
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,222,321 41,329 (43,270) (3,613) (60,239) 1,156,528 109,520 —
Franklin FTSE Europe ETF .... 302,761 21,873 (279,290) 46,084 (91,428) — — —
Franklin Growth Fund, Class R6 . 4,236,751 510,288 (23,333) (6,045) (416,305) 4,301,356 31,577 —
Franklin International Core Equity
(IU) Fund ................ 3,420,945 674,595 (206,857) (23,117) (259,295) 3,606,271 313,589 —
Franklin International Growth Fund,
Class R6 ................ 593,953 139,585 (114,748) (15,909) (81,052) 521,829 28,783 —
Franklin Liberty Systematic Style
Premia ETF .............. 132,055 11,705 (14,247) (2,713) 45 126,845 5,988 —
Franklin Liberty U.S. Core Bond
ETF .................... — 132,124 (64,796) (673) (3,506) 63,149 2,696 336
Franklin LibertyQ U.S. Equity ETF 839,344 1,599,266 (31,106) 1,572 (22,686) 2,386,390 53,149 5,440
Franklin U.S. Core Equity (IU) Fund 7,253,054 — — — (365,782) 6,887,272 481,291 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $ 2 $ 1,393,285 $ (1,063,735) $ — $ — $ 329,552 329,552 $ 7
Templeton Developing Markets
Trust, Class R6 ............ 1,193,793 176,815 (59,482) (8,425) (149,840) 1,152,861 59,243 —
Templeton Foreign Fund, Class R6 1,234,222 87,346 (533,342) 19,589 (8,201) 799,614 113,743 —
Western Asset Core Plus Bond
Fund, Class IS ............ 127,578 6,661 (62,856) (2,877) (4,910) 63,596 5,888 460
Western Asset Short-Term Bond
Fund, Class IS ............ — 129,122 — — (1,931) 127,191 34,008 180
Total Non-Controlled Affiliates $22,585,735 $5,124,108 $(2,546,092) $4,528 $(1,500,943) $23,667,336 $12,491
Total Affiliated Securities .... $22,585,735 $5,124,108 $(2,546,092) $4,528 $(1,500,943) $23,667,336 $12,491
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 121,636 87,050 (9,695) 156 (3,511) 195,636 5,033 539
Franklin Emerging Market Core
Equity (IU) Fund ........... 71,054 43,799 (2,911) (413) (6,077) 105,452 9,986 —
Franklin FTSE Europe ETF .... 19,596 14,535 (30,165) (2,082) (1,884) — — —
Franklin Growth Fund, Class R6 . 252,340 185,657 (19,367) 149 (26,679) 392,100 2,878 —
Franklin International Core Equity
(IU) Fund ................ 203,327 161,316 (14,900) (2,244) (19,926) 327,573 28,485 —
Franklin International Growth Fund,
Class R6 ................ 36,231 31,987 (14,380) (2,309) (3,744) 47,785 2,636 —
Franklin Liberty Systematic Style
Premia ETF .............. 8,047 7,122 (3,297) (65) (283) 11,524 544 —
Franklin Liberty U.S. Core Bond
ETF .................... — 11,052 (4,878) (61) (257) 5,856 250 23
Franklin LibertyQ U.S. Equity ETF 50,745 241,802 (8,104) 98 (324) 284,217 6,330 634
Franklin U.S. Core Equity (IU) Fund 381,307 202,890 — — (18,881) 565,316 39,505 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 16,296 422,172 (402,610) — — 35,858 35,858 1
Templeton Developing Markets
Trust, Class R6 ............ 71,685 63,441 (15,914) (4,877) (9,374) 104,961 5,394 —
Templeton Foreign Fund, Class R6 74,879 44,250 (45,226) (2,179) 1,146 72,870 10,366 —
Western Asset Core Plus Bond
Fund, Class IS ............ 7,062 2,895 (3,632) (171) (421) 5,733 531 36
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 11,770 $ — $ — $ (174) $ 11,596 3,101 $ 16
Total Non-Controlled Affiliates $1,314,205 $1,531,738 $(575,079) $(13,998) $(90,389) $2,166,477 $1,249
Total Affiliated Securities .... $1,314,205 $1,531,738 $(575,079) $(13,998) $(90,389) $2,166,477 $1,249
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,190,583 3,834,968 (625,405) (65,135) (1,953,812) 37,381,199 3,539,886 —
Franklin International Core Equity
(IU) Fund ................ 139,530,343 13,755,791 (5,312,773) (808,465) (11,265,493) 135,899,403 11,817,339 —
Franklin U.S. Core Equity (IU) Fund 556,798,655 19,588,295 (76,471,904) (3,414,621) (24,958,084) 471,542,341 32,951,946 —
Total Controlled Affiliates .... $732,519,581 $37,179,054 $(82,410,082) $(4,288,221) $(38,177,389) $644,822,943 $—
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 32,172,162 6,835,344 (2,205,496) (188,822) (880,553) 35,732,635 3,330,162 96,984
ClearBridge Large Cap Value Fund,
Class IS ................. 137,778,328 1,583,385 (14,881,441) 695,150 (3,081,226) 122,094,196 3,141,091 367,590
Franklin FTSE Europe ETF .... 12,721,804 235,930 (11,118,209) 1,318,510 (3,158,035) — — —
Franklin Growth Fund, Class R6 . 281,119,140 14,331,020 (22,381,654) (1,525,687) (26,708,085) 244,834,734 1,797,348 —
Franklin International Growth Fund,
Class R6 ................ 24,856,235 3,547,585 (3,447,616) (522,804) (3,749,673) 20,683,727 1,140,856 —
Franklin Liberty High Yield
Corporate ETF ............ 58,827,480 2,008,606 (8,772,940) (555,460) (2,796,987) 48,710,699 1,971,295 427,956
Franklin Liberty International
Aggregate Bond ETF ........ 31,620,949 1,084,663 (7,760,907) (369,156) (459,964) 24,115,585 1,016,463 —
Franklin Liberty Investment Grade
Corporate ETF ............ 26,022,034 8,530,963 (1,880,505) (174,121) (1,965,116) 30,533,255 1,288,323 167,500
Franklin Liberty Senior Loan ETF 32,732,318 756,533 (8,706,629) (122,620) (280,085) 24,379,517 988,025 163,571
Franklin Liberty Systematic Style
Premia ETF .............. 11,230,370 643,012 (1,651,214) (328,759) 100,253 9,993,662 471,773 —
Franklin Liberty U.S. Core Bond
ETF .................... 292,865,850 19,248,302 (56,519,560) (1,674,210) (15,649,262) 238,271,120 10,172,441 1,290,439
Franklin Liberty U.S. Treasury Bond
ETF .................... 52,305,894 4,315,611 (5,121,801) (431,174) (2,175,845) 48,892,685 2,156,247 47,243
Franklin LibertyQ U.S. Equity ETF 54,848,126 9,724,227 (5,792,226) 990,784 (3,184,923) 56,585,988 1,260,267 161,061
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 132 86,288,815 (39,667,032) — — 46,621,915 46,621,915 568
Templeton Developing Markets
Trust, Class R6 ............ 36,166,834 5,304,955 (665,820) (206,823) (4,102,399) 36,496,747 1,875,475 —
Templeton Foreign Fund, Class R6 50,283,951 — (19,518,071) 2,316,737 (2,057,038) 31,025,579 4,413,311 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 98,686,924 $ 49,430,600 $ (1,319,238) $ (127,350) $ (12,363,425) $ 134,307,511 12,435,881 $ 769,877
Western Asset Short-Term Bond
Fund, Class IS ............ 39,319,448 22,868,242 (3,858,281) (124,232) (1,559,833) 56,645,344 15,145,814 175,684
Total Non-Controlled Affiliates $1,273,557,979 $236,737,793 $(215,268,640) $(1,030,037) $(84,072,196) $1,209,924,899 $3,668,473
Total Affiliated Securities .... $2,006,077,560 $273,916,847 $(297,678,722) $(5,318,258) $(122,249,585) $1,854,747,842 $3,668,473
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,215,716,804 $ — $ — $ 1,215,716,804
Short Term Investments ................... 35,975,542 158,892 — 36,134,434
Total Investments in Securities ........... $1,251,692,346 $158,892 $— $1,251,851,238
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 982,681,083 — — 982,681,083
Short Term Investments ................... 656,726 — — 656,726
Total Investments in Securities ........... $983,337,809 $— $— $983,337,809
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 23,182,380 $ — $ — $ 23,182,380
Air Freight & Logistics ................... 13,854,116 12,417,173 — 26,271,289
Automobiles .......................... — 28,584,632 — 28,584,632
Banks ............................... 105,719,836 40,785,076 — 146,504,912
Beverages ........................... 26,363,326 — — 26,363,326
Biotechnology ......................... 37,933,740 — — 37,933,740
Building Products ...................... 7,680,810 — — 7,680,810
Capital Markets ........................ 35,201,106 3,843,637 — 39,044,743
Chemicals ........................... 14,054,920 10,101,091 — 24,156,011
Communications Equipment .............. 6,273,000 — — 6,273,000
Diversified Telecommunication Services ..... 15,867,810 — — 15,867,810
Electric Utilities ........................ 48,418,800 11,847,148 — 60,265,948
Electrical Equipment .................... — 12,991,224 — 12,991,224
Electronic Equipment, Instruments &
Components ........................ 12,181,140 — — 12,181,140
Entertainment ......................... 11,006,370 16,204,859 — 27,211,229
Equity Real Estate Investment Trusts (REITs) . 37,411,310 — — 37,411,310
Food & Staples Retailing ................. 8,071,464 — — 8,071,464
Food Products ........................ 9,322,830 17,895,899 — 27,218,729
Health Care Equipment & Supplies ......... 17,075,205 — — 17,075,205
Health Care Providers & Services .......... 40,505,457 — — 40,505,457
Hotels, Restaurants & Leisure ............. 13,105,840 — — 13,105,840
Household Durables .................... — 21,256,742 — 21,256,742
Household Products .................... 27,504,000 — — 27,504,000
Industrial Conglomerates ................ 21,501,090 27,467,010 — 48,968,100
Insurance ............................ 33,332,219 25,497,731 — 58,829,950
Interactive Media & Services .............. 59,953,770 10,601,767 — 70,555,537
Internet & Direct Marketing Retail .......... 47,393,100 311,202 — 47,704,302
IT Services ........................... 35,065,073 13,785,666 — 48,850,739
Life Sciences Tools & Services ............ 23,625,780 — — 23,625,780
Machinery ............................ 31,982,497 10,733,864 — 42,716,361
Marine .............................. — 16,995,596 — 16,995,596
Media ............................... 10,192,714 — — 10,192,714
Metals & Mining ....................... 56,118,394 35,199,070 — 91,317,464
Multiline Retail ........................ 26,162,160 — — 26,162,160
Multi-Utilities .......................... 12,745,500 11,975,818 — 24,721,318
Oil, Gas & Consumable Fuels ............. 55,100,873 47,731,256 — 102,832,129
Personal Products ..................... — 13,939,718 — 13,939,718
Pharmaceuticals ....................... 49,516,426 77,363,738 — 126,880,164
Road & Rail .......................... 36,511,922 — — 36,511,922
Semiconductors & Semiconductor Equipment . 113,260,200 20,288,166 — 133,548,366
Software ............................. 122,757,831 — — 122,757,831
Specialty Retail ........................ 68,562,518 — — 68,562,518
Technology Hardware, Storage & Peripherals . 43,652,500 11,419,582 — 55,072,082
Textiles, Apparel & Luxury Goods .......... 12,783,200 — — 12,783,200
Trading Companies & Distributors .......... — 21,164,128 — 21,164,128
Wireless Telecommunication Services ....... — 13,716,343 — 13,716,343
Management Investment Companies ......... 264,201,875 — — 264,201,875
Corporate Bonds ........................ — 170,965,837 — 170,965,837
Foreign Government and Agency Securities .... — 191,317,251 — 191,317,251
U.S. Government and Agency Securities ....... — 274,885,788 — 274,885,788
Mortgage-Backed Securities ................ — 56,829,054 — 56,829,054
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments ................... $ 217,449,495 — — $ 217,449,495
Total Investments in Securities ........... $1,852,602,597 $1,228,116,066
b
$— $3,080,718,663
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 13,483,202 $ — $ 13,483,202
Total Other Financial Instruments ......... $— $13,483,202 $— $13,483,202
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,551,022 $ — $ 1,551,022
Total Other Financial Instruments ......... $— $1,551,022 $— $1,551,022
Level 1 Level 2 Level 3 Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,362,215,455 $ — $ — $ 1,362,215,455
Short Term Investments ................... 36,608,505 838,801 — 37,447,306
Total Investments in Securities ........... $1,398,823,960 $838,801 $— $1,399,662,761
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 48,665,420 — — 48,665,420
Index-Linked Notes ...................... — 6,153,478 — 6,153,478
Short Term Investments ................... 502,779 — — 502,779
Total Investments in Securities ........... $49,168,199 $6,153,478 $— $55,321,677
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 40,428,556 — — 40,428,556
Short Term Investments ................... 349,827 22,120 — 371,947
Total Investments in Securities ........... $40,778,383 $22,120 $— $40,800,503
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 129,579,680 — — 129,579,680
Short Term Investments ................... 342,193 — — 342,193
Total Investments in Securities ........... $129,921,873 $— $— $129,921,873
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 61,262,145 — — 61,262,145
Short Term Investments ................... 628,031 67,611 — 695,642
Total Investments in Securities ........... $61,890,176 $67,611 $— $61,957,787
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 122,067,182 $ — $ — $ 122,067,182
Short Term Investments ................... 1,086,835 81,988 — 1,168,823
Total Investments in Securities ........... $123,154,017 $81,988 $— $123,236,005
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 43,460,077 — — 43,460,077
Short Term Investments ................... 561,393 87,838 — 649,231
Total Investments in Securities ........... $44,021,470 $87,838 $— $44,109,308
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 84,176,469 — — 84,176,469
Short Term Investments ................... 690,959 43,827 — 734,786
Total Investments in Securities ........... $84,867,428 $43,827 $— $84,911,255
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 35,329,776 — — 35,329,776
Short Term Investments ................... 392,081 53,518 — 445,599
Total Investments in Securities ........... $35,721,857 $53,518 $— $35,775,375
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 24,681,908 — — 24,681,908
Short Term Investments ................... 329,552 — — 329,552
Total Investments in Securities ........... $25,011,460 $— $— $25,011,460
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 2,249,505 — — 2,249,505
Short Term Investments ................... 35,858 — — 35,858
Total Investments in Securities ........... $2,285,363 $— $— $2,285,363
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,924,549,956 — — 1,924,549,956
Short Term Investments ................... 46,621,915 — — 46,621,915
Total Investments in Securities ........... $1,971,171,871 $— $— $1,971,171,871
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $534,118,136, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Schedules of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GNMA Government National Mortgage Association
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.